Segment Reporting (Narrative) (Details)	6 Months Ended
	Jun. 30, 2020 property segment	Jun. 30, 2019 segment	Jun. 30, 2020 encumbered_property
Segment Reporting [Abstract]
Number of reportable segments | segment	3	3
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	200		103
NuVista Tenants
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	2
Transition Property | NuVista Tenants
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	1